Mercer Funds

Notes to Schedule of Investments

December 31, 2021 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Mercer Investments LLC (the “Advisor”), a Delaware limited liability company, serves as the investment advisor to the Funds. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more Sub-advisers (each a “Sub-adviser,” and collectively referred to as the “Sub-advisers”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services – Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class, Class I, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2021, each Fund had Class Y-3 shares outstanding. As of December 31, 2021, Non-US Core Equity and Core Fixed had Class I shares outstanding. No other classes of shares are outstanding as of December 31, 2021.

2.	Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Sub-adviser as the

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ official closing price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker/dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Sub-adviser) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. In that regard, at December 31, 2021, substantially all foreign equity securities held by Non-US Core Equity,

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Emerging Markets and Global Low Volatility were fair valued using valuations provided by an independent valuation service consistent with the valuation procedures approved by the Board.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that the Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. The Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2021, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the Schedule of Investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs.

The following is a summary of the portfolio securities by level based on inputs used as of December 31, 2021 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$127,190,053	$—	$0	*	$127,190,053
Austria	35,289,349	—	—		35,289,349
Belgium	14,477,155	—	—		14,477,155
Brazil	21,572,116	—	—		21,572,116
Canada	84,902,850	—	—		84,902,850
China	24,617,214	—	—		24,617,214
Colombia	141,994	—	—		141,994
Denmark	92,593,134	—	—		92,593,134
Finland	32,890,225	—	—		32,890,225
France	372,945,304	—	—		372,945,304
Georgia	1,024,806	—	—		1,024,806
Germany	288,591,728	—	—		288,591,728

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Hong Kong	$21,360,510	$—	$—		$21,360,510
Hungary	4,364,248	—	—		4,364,248
India	12,699,212	—	—		12,699,212
Indonesia	6,484,296	—	—		6,484,296
Ireland	60,068,897	—	—		60,068,897
Israel	21,151,945	—	—		21,151,945
Italy	52,904,951	—	—		52,904,951
Japan	756,814,934	—	—		756,814,934
Malaysia	1,945,348	—	—		1,945,348
Mexico	3,604,081	—	—		3,604,081
Netherlands	217,652,599	—	—		217,652,599
New Zealand	193,031	—	—		193,031
Norway	18,696,806	—	—		18,696,806
Philippines	433,478	—	—		433,478
Portugal	—	—	0	*	0
Russia	42,304,669	—	—		42,304,669
Singapore	10,688,736	—	—		10,688,736
South Africa	21,979,995	—	—		21,979,995
South Korea	51,446,885	—	—		51,446,885
Spain	69,309,255	—	0	*	69,309,255
Sweden	92,316,067	—	—		92,316,067
Switzerland	430,328,424	—	—		430,328,424
Taiwan	71,584,042	—	—		71,584,042
Thailand	—	1,138,700	—		1,138,700
Turkey	5,118,197	—	—		5,118,197
United Kingdom	427,077,923	—	—		427,077,923
United States	202,042,831	—	—		202,042,831

Total Common Stocks	3,698,807,288	1,138,700	0		3,699,945,988

Investment Companies	35,485,144	—	—		35,485,144

Preferred Stocks
Brazil	1,083,347	—	—		1,083,347
Germany	47,905,026	—	—		47,905,026
South Korea	3,403,106	—	—		3,403,106

Total Preferred Stocks	52,391,479	—	—		52,391,479

Warrant
Switzerland	260,014	—	—		260,014

Short-Term Investment
Mutual Fund - Securities Lending Collateral	32,048,652	—	—		32,048,652

Futures Contracts†
Buys	812,704	—	—		812,704

Total	$3,819,805,281	$1,138,700	$0		$3,820,943,981

*	Represents one or more Level 3 securities at $0 value as of December 31, 2021.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$131,987,392	$—		$131,987,392
Corporate Debt	—	509,499,499	0	*	509,499,499
Mortgage Backed Securities - Private Issuers	—	141,203,066	—		141,203,066
Mortgage Backed Securities - U.S. Government Agency Obligations	—	271,802,754	—		271,802,754
Municipal Obligations	—	13,594,428	—		13,594,428
Sovereign Debt Obligations	—	5,393,706	—		5,393,706
U.S. Government and Agency Obligations	—	298,408,038	—		298,408,038

Total Debt Obligations	—	1,371,888,883	0		1,371,888,883

Short-Term Investment
Mutual Fund - Securities Lending Collateral	18,720,025	—	—		18,720,025

Futures Contracts†
Buys	243,993	—	—		243,993
Sales	9,230	—	—		9,230

Total Futures Contracts	253,223	—	—		253,223

Total	$18,973,248	$1,371,888,883	$0		$1,390,862,131

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(46,912)	$—	$—	$(46,912)
Sales	(632,330)	—	—	(632,330)

Total Futures Contracts	(679,242)	—	—	(679,242)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(904,465)	—	(904,465)

Forward Foreign Currency Contracts†	—	(88,365)	—	(88,365)

Total	$(679,242)	$(992,830)	$—	$(1,672,072)

*	Represents one or more Level 3 securities at $0 value as of December 31, 2021.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Debt Obligations	$—	$984,511,640		$—	$984,511,640

Common Stocks
Energy	31	—		—	31
Industrial	—	0	*	—	0
Utilities	—	973,154		—	973,154

Total Common Stocks	31	973,154		—	973,185

Convertible Preferred Stocks
Basic Materials	117,094	—		—	117,094
Consumer, Non-cyclical	465,439	—		—	465,439
Energy	6,073,562	—		—	6,073,562
Financial	1,420,042	—		—	1,420,042
Technology	166,031	—		—	166,031

Total Convertible Preferred Stocks	8,242,168	—		—	8,242,168

Preferred Stocks
Financial	382,822	—		—	382,822

Short-Term Investments
Mutual Fund - Securities Lending Collateral	25,486,544	—		—	25,486,544
Sovereign Debt Obligation	—	9,018,315		—	9,018,315

Total Short-Term Investments	25,486,544	9,018,315		—	34,504,859

Purchased Options
Purchased Currency Options	—	160,726		—	160,726
Purchased Futures Options	210,400	—		—	210,400
Purchased Swaptions	—	355,246		—	355,246

Total Purchased Options	210,400	515,972		—	726,372

Futures Contracts†
Buys	328,452	—		—	328,452
Sales	189,442	—		—	189,442

Total Futures Contracts	517,894	—		—	517,894

Swaps
OTC Interest Rate Swaps	—	50,284		—	50,284
Centrally Cleared Interest Rate Swaps†	—	60,088		—	60,088
OTC Credit Default Swaps	—	254,139		—	254,139
Centrally Cleared Credit Default Swaps†	—	48,700		—	48,700

Total Swaps	—	413,211		—	413,211

Forward Foreign Currency Contracts†	—	3,316,558		—	3,316,558

Total	$34,839,859	$998,748,850		$—	$1,033,588,709

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(1,349,140)	$—	$—	$(1,349,140)
Sales	(58,947)	—	—	(58,947)

Total Futures Contracts	(1,408,087)	—	—	(1,408,087)

Swaps
OTC Interest Rate Swaps	—	(163,066)	—	(163,066)
Centrally Cleared Interest Rate Swaps†	—	(57,031)	—	(57,031)
OTC Credit Default Swaps	—	(19,408)	—	(19,408)
Centrally Cleared Credit Default Swaps†	—	(68,961)	—	(68,961)

Total Swaps	—	(308,466)	—	(308,466)

Forward Foreign Currency Contracts†	—	(2,662,421)	—	(2,662,421)

Written Options	(75,938)	(63,952)	—	(139,890)

Total	$(1,484,025)	$(3,034,839)	$—	$(4,518,864)

*	Represents one or more Level 2 securities at $0 value as of December 31, 2021.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$16,521,697	$—	$—	$16,521,697
Australia	9,814,846	—	—	9,814,846
Brazil	43,954,354	—	—	43,954,354
Canada	1,312,084	—	—	1,312,084
Chile	4,033,736	—	—	4,033,736
China	479,215,200	—	—	479,215,200
Czech Republic	887,948	—	—	887,948
Hong Kong	18,534,469	—	—	18,534,469
India	216,754,971	—	—	216,754,971
Indonesia	18,791,621	—	—	18,791,621
Italy	2,789,966	—	—	2,789,966
Malaysia	263,283	—	—	263,283
Mexico	64,048,202	—	—	64,048,202
Netherlands	14,207,269	—	—	14,207,269

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Peru	$3,469,229	$—	$—		$3,469,229
Philippines	4,773,822	—	—		4,773,822
Poland	10,688,665	—	—		10,688,665
Portugal	5,282,784	—	—		5,282,784
Qatar	3,376,421	—	—		3,376,421
Russia	106,897,668	359,345	—		107,257,013
South Africa	41,343,861	—	—		41,343,861
South Korea	147,106,965	—	—		147,106,965
Taiwan	315,631,108	—	0	*	315,631,108
Thailand	1,035,327	4,658,737	—		5,694,064
Turkey	6,947,786	—	—		6,947,786
United Arab Emirates	3,766,059	—	—		3,766,059
United Kingdom	19,954,274	—	—		19,954,274
United States	23,377,003	—	—		23,377,003
Uruguay	2,489,877	—	—		2,489,877

Total Common Stocks	1,587,270,495	5,018,082	0		1,592,288,577

Investment Company	5,731,954	—	—		5,731,954

Preferred Stocks
Brazil	2,716,439	—	—		2,716,439
Chile	249,049	—	—		249,049
Colombia	129,721	—	—		129,721
South Korea	7,205,650	—	—		7,205,650
Taiwan	153,638	—	—		153,638

Total Preferred Stocks	10,454,497	—	—		10,454,497

Warrants
China	3,531,398	—	—		3,531,398

Short-Term Investment
Mutual Fund - Securities Lending Collateral	11,746,517	—	—		11,746,517

Total	$1,618,734,861	$5,018,082	$0		$1,623,752,943

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(375,146)	$—	$—	$(375,146)
Sales	(21,385)	—	—	(21,385)

Total Futures Contracts	(396,531)	—	—	(396,531)

Total	$(396,531)	$—	$—	$(396,531)

*	Represents one or more Level 3 securities at $0 value as of December 31, 2021.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Common Stocks
Australia	$23,050,718	$—	$—		$23,050,718
Austria	1,120,153	—	—		1,120,153
Bermuda	605,016	—	—		605,016
Brazil	509,225	—	—		509,225
Canada	48,279,664	—	—		48,279,664
China	12,336,379	—	—		12,336,379
Denmark	11,738,988	—	—		11,738,988
Finland	5,458,386	—	—		5,458,386
France	36,569,652	—	—		36,569,652
Georgia	34,611	—	—		34,611
Germany	20,469,521	—	—		20,469,521
Hong Kong	11,776,739	—	—		11,776,739
Ireland	7,936,062	—	—		7,936,062
Israel	13,216,622	—	—		13,216,622
Italy	2,971,181	—	—		2,971,181
Japan	50,680,757	—	—		50,680,757
Jordan	528,011	—	—		528,011
Luxembourg	2,854,295	—	—		2,854,295
Netherlands	26,444,858	—	—		26,444,858
New Zealand	3,921,519	—	—		3,921,519
Norway	6,797,205	—	—		6,797,205
Portugal	1,386,595	—	—		1,386,595
Puerto Rico	918,848	—	—		918,848
Singapore	7,156,790	—	0	*	7,156,790
South Africa	685,957	—	—		685,957
South Korea	4,318,731	—	—		4,318,731
Spain	7,301,456	—	—		7,301,456
Sweden	5,798,681	—	—		5,798,681
Switzerland	55,689,882	—	—		55,689,882
United Kingdom	45,564,858	—	—		45,564,858
United States	920,796,420	—	—		920,796,420

Total Common Stocks	1,336,917,780	—	0		1,336,917,780

Preferred Stock
Germany	464,530	—	—		464,530

Short-Term Investment
Mutual Fund - Securities Lending Collateral	6,773,536	—	—		6,773,536

Futures Contracts†
Buys	543,485	—	—		543,485

Total	$1,344,699,331	$—	$0		$1,344,699,331

*	Represents one or more Level 3 securities at $0 value as of December 31, 2021.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

3.	Bank Loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the ‘‘Lender’’) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2021, Opportunistic Fixed had the following unfunded loan commitments:

Borrower	Par	Cost	Value	Unrealized Gain (Loss)
EyeCare Partners, LLC	$100,000	$100,000	$99,781	$(219)
Pacific Bells, LLC	4,330	4,287	4,308	21
Precision Medicine Group, LLC	126,923	125,264	126,606	1,342
Thermostat Purchaser III, Inc.	55,263	55,399	55,263	(136)
VT Topco, Inc.	60,000	60,000	59,625	(375)
Western Dental Services, Inc.	63,800	63,800	63,893	93

	$410,316	$408,750	$409,476	$726

For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Annual or Semi-Annual Report. Additional investment related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.